EATON VANCE MUNICIPALS TRUST II The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8354

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 33-71320) certifies (a) that the forms of prospectuses and statements of additional information dated April 1, 2007 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 24 (“Amendment No. 24”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 24 was filed electronically with the Commission (Accession No. 0000940394-07-000375) on March 30, 2007.

Eaton Vance Florida Insured Municipals Fund Eaton Vance Hawaii Municipals Fund Eaton Vance High Yield Municipals Fund Eaton Vance Kansas Municipals Fund

EATON VANCE MUNICIPALS TRUST II

By: /s/ Maureen A. Gemma
Maureen A. Gemma, Assistant Secretary

Date: April 2, 2007